COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 item	Sep. 30, 2014 USD ($) ft² item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2015 USD ($)
Purchase obligations
Number of new FlexRigs to build and operate (in rigs) | item		83
Purchase orders outstanding for drilling equipment		$ 412,900			$ 205,200
LEASES
Area of leased office space (in square feet) | ft²		204,000
Fiscal Year
2015		$ 7,658
2016		5,165
2017		4,489
2018		3,220
2019		3,213
Thereafter		14,731
Total		38,476
Total rent expense		12,100	$ 9,900	$ 8,500
CONTINGENCIES
Gain contingencies recognized in consolidated financial statements		$ 0			$ 0
Proceeds from settlement of arbitration disputes with third parties not affiliated with the Venezuelan government, Petroleo or PDVSA related to seizure of property in Venezuela			$ 15,000	$ 7,500
Subsequent Event
Purchase obligations
Number of new FlexRigs to build and operate (in rigs) | item	6
Number of new FlexRigs under construction (in rigs) | item	41